Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalent
	December 31, 2013	December 31, 2012
Cash on hand and at banks	$ 78,458	$ 6,348
Short-term deposits	4,377	36,498
Total cash and cash equivalents	$ 82,835	$ 42,846